Document and Entity Information	3 Months Ended
	Mar. 31, 2014	May 14, 2014
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Entity Registrant Name	GoldLand Holdings Corp.
Entity Central Index Key	0001444839
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		109,729,839